Details of the fair value of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [Abstract]
Equity instruments	₩ 96,823	₩ 79,204
Debt instruments	510,184	517,040
Bank deposit	275,518	293,477
Others	892,806	585,920
Plan assets	₩ 1,775,331	₩ 1,475,641